Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
NET INCOME FOR THE YEAR	$ 1,374,027	$ 1,445,801	$ 1,056,317
ITEMS THAT WILL NOT BE RECLASSIFIED IN PROFIT OR LOSS
Re-measurement of the liability (asset) for net defined benefits and actuarial results for other employee benefit plans	(75)	(130)	523
Fair value changes of equity instruments designated as at fair value through other comprehensive income	5,367	179	(1,196)
COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAX	5,292	49	(673)
Income tax on other comprehensive income that will not be reclassified to profit or loss	(1,429)	(12)	196
TOTAL COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	3,863	37	(477)
ITEMS THAT CAN BE RECLASSIFIED TO PROFIT OR LOSS
Fair value changes of financial assets at fair value through other comprehensive income	8,874	48,076	(51,717)
Cash flow hedges	113,183	(215,476)	182,376
Participation in other comprehensive income of entities registered under the equity method	116	(169)	2
COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAXES	122,173	(167,569)	130,661
Income tax on other comprehensive income that can be reclassified in profit or loss	(32,365)	58,977	(45,393)
TOTAL OTHER COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	89,808	(108,592)	85,268
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR	93,671	(108,555)	84,791
CONSOLIDATED COMPREHENSIVE INCOME FOR THE YEAR	1,467,698	1,337,246	1,141,108
Attributable to:
Shareholders of the Bank	1,467,696	1,337,244	1,141,107
Non-controlling interests	$ 2	$ 2	$ 1